AKERMAN SENTERFITT
One SE Third Avenue
Miami, FL 33131
(305) 374-5600
Fax (305) 374-5095
June 29, 2007
Via EDGAR
U.S. Securities and Exchange Commission
Attn: Filing Desk
100 F Street, NE
Washington, D.C. 20549
          RE:      Ideation Acquisition Corp. — Registration Statement on Form S-1
Dear Ladies and Gentlemen:
     On behalf of Ideation Acquisition Corp. (“Ideation”), attached for filing, pursuant to the Securities Act of 1933, as amended, please find Ideation’s Registration Statement on Form S-1.
     The filing fee paid in connection with this filing is $5,203.65. Please call the undersigned at (305) 374-5600 if you have any questions regarding this filing. Thank you.
Sincerely,
/s/ Bradley D. Houser
Bradley D. Houser
Enclosures

cc:	Robert N. Fried, President and Chief Executive Officer, Ideation Acquisition Corp.